Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

NOTE 6 – INTANGIBLE ASSETS

Intangible assets were comprised of the following at:

	March 31, 2020	December 31, 2019
Goodwill	$747,976	$747,976
License	354,322	354,322
Patents	190,789	190,789
Accumulated Amortization	(54,437)	(51,467)
Net Intangible Assets	$1,238,650	$1,241,620

Our Amortization Expense the three months ended March 31, 2020 and 2019 was $2,969 and $2,969 respectively.

NOTE 6 – INTANGIBLE ASSETS

Intangible assets were comprised of the following at:

	December 31, 2019	December 31, 2018
Goodwill	$747,976	$747,976
License	354,322	354,322
Patents	190,789	190,789
Accumulated Amortization	(51,467)	(39,590)
Net Intangible Assets	$1,241,620	$1,253,497

Our Amortization Expense for the years ended December 31, 2019 and 2018 was $11,877 and 11,877 respectively.